Related party transactions - Additional Information (Detail)	Jun. 30, 2023 AUD ($)
Disclosure of transactions between related parties [line items]
Trade receivables from related parties	$ 0
Trade payables to related parties	0
Loan to related parties	0
Loan from related parties	$ 0